Implementation of IFRS16 Leases - Impact of IFRS 16 on consolidated balance sheet (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Asset [abstract]
Property, plant and equipment	$ 69,953	$ 69,254	$ 65,262
Prepayments and financial receivables	1,214	1,085	1,033
Total non-current assets	93,285		86,452	$ 83,911
Trade and other receivables	8,233	9,043	8,998
Total current assets	24,778		26,056
Assets	118,063		112,508
Liabilities [abstract]
Non-current finance debt	24,945	26,423	23,264
Provisions	17,951	15,847	15,952
Total non-current liabilities	57,346		52,914
Trade, other payables and provisions	10,450	8,335	8,369
Current finance debt	4,087	3,532	2,463
Total current liabilities	19,557		16,605
Total liabilities	76,904		69,519
Right of use Assets	4,011	4,400	4,372
Lease Liabilities	4,339	4,660	$ 432
IFRS 16 Adjustments [member]
Asset [abstract]
Property, plant and equipment		3,992
Prepayments and financial receivables		52
Total non-current assets	3,738	4,044
Trade and other receivables		45
Total current assets	29	45
Assets	3,767	4,089
Liabilities [abstract]
Non-current finance debt		3,159
Provisions		(105)
Total non-current liabilities	2,781	3,054
Trade, other payables and provisions		(34)
Current finance debt		1,069
Total current liabilities	$ 1,061	1,035
Total liabilities		4,089
Right of use Assets		4,000
Lease Liabilities		$ 4,200